Financial Assets Held-for-Trading (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Schedule of Financial assets held-for-trading

	2018	2019
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	24,906	16,490
Central Bank promissory notes	1,410,080	1,008,035
Other instruments issued by the Chilean Government and Central Bank	88,486	99,164

Other instruments issued in Chile
Bonds from other domestic companies	7,532	1,556
Bonds from domestic banks	20,186	55,094
Deposits in domestic banks	100,225	315,415
Other instruments issued in Chile	1,664	3,272

Instruments issued by foreign institutions
Other instruments issued abroad	4,446	―

Mutual fund investments
Funds managed by related companies	87,841	373,329
Funds managed by third-party	―	―
Total	1,745,366	1,872,355